Exhibit 99.1

World Omni Auto Receivables Trust 2013-B

Monthly Servicer Certificate

August 31, 2016

Dates Covered
Collections Period	08/01/16 - 08/31/16
Interest Accrual Period	08/15/16 - 09/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/16	190,563,998.23	16,423
Yield Supplement Overcollateralization Amount 07/31/16	3,685,203.68	0
Receivables Balance 07/31/16	194,249,201.91	16,423
Principal Payments	10,896,812.39	531
Defaulted Receivables	348,512.70	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/16	3,342,659.70	0
Pool Balance at 08/31/16	179,661,217.12	15,869

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	23.12%

Prepayment ABS Speed	1.42%

Overcollateralization Target Amount	8,084,754.77
Actual Overcollateralization	8,084,754.77

Weighted Average APR	3.37%
Weighted Average APR, Yield Adjusted	5.02%
Weighted Average Remaining Term	31.58

Delinquent Receivables:
Past Due 31-60 days	3,840,424.77	247
Past Due 61-90 days	814,151.56	54
Past Due 91-120 days	225,577.66	17
Past Due 121+ days	0.00	0
Total	4,880,153.99	318

Total 31+ Delinquent as % Ending Pool Balance	2.72%

Recoveries	271,198.64

Aggregate Net Losses/(Gains) - August 2016	77,314.06

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.48%
Prior Net Losses Ratio	1.32%
Second Prior Net Losses Ratio	0.81%
Third Prior Net Losses Ratio	0.11%
Four Month Average	0.68%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.53%

Flow of Funds	$ Amount

Collections	11,727,284.69
Advances	(2,775.20)
Investment Earnings on Cash Accounts	2,995.46
Servicing Fee	(161,874.33)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,565,630.62

Distributions of Available Funds
(1) Class A Interest	159,863.60
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	2,327,401.19
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,084,754.77
(7) Distribution to Certificateholders	971,238.16
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,565,630.62

Servicing Fee	161,874.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 08/15/16	181,988,618.31
Principal Paid	10,412,155.96
Note Balance @ 09/15/16	171,576,462.35

Class A-1
Note Balance @ 08/15/16	0.00
Principal Paid	0.00
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Class A-2
Note Balance @ 08/15/16	0.00
Principal Paid	0.00
Note Balance @ 09/15/16	0.00
Note Factor @ 09/15/16	0.0000000%

Class A-3
Note Balance @ 08/15/16	56,703,618.31
Principal Paid	10,412,155.96
Note Balance @ 09/15/16	46,291,462.35
Note Factor @ 09/15/16	19.6984946%

Class A-4
Note Balance @ 08/15/16	109,676,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	109,676,000.00
Note Factor @ 09/15/16	100.0000000%

Class B
Note Balance @ 08/15/16	15,609,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	15,609,000.00
Note Factor @ 09/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	182,236.50
Total Principal Paid	10,412,155.96
Total Paid	10,594,392.46

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	39,220.00
Principal Paid	10,412,155.96
Total Paid to A-3 Holders	10,451,375.96

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2448477
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.9894744
Total Distribution Amount	14.2343221

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1668936
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	44.3070466
Total A-3 Distribution Amount	44.4739402

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	223.53
Noteholders' Principal Distributable Amount	776.47

Account Balances	$ Amount

Advances
Balance as of 07/31/16	41,522.53
Balance as of 08/31/16	38,747.33
Change	(2,775.20)

Reserve Account
Balance as of 08/15/16	1,903,544.61
Investment Earnings	483.73
Investment Earnings Paid	(483.73)
Deposit/(Withdrawal)	-
Balance as of 09/15/16	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61